UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-5029

Name of Fund:	Legg Mason Income Trust, Inc.

Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:
Gregory T. Merz, Vice President
Legg Mason Income Trust, Inc.
100 Light Street, 23rd Floor
Baltimore, MD 21202

Registrant’s telephone number, including area code:
1-800-368-2558

Date of fiscal year end:
12/31/2004

Date of reporting period:
07/01/2003 – 06/30/2004

Item 1 – Proxy Voting Record:

Item 1 – Proxy Voting Record – Legg Mason U.S. Government Intermediate-Term Portfolio, Legg Mason Investment Grade Income Portfolio, Legg Mason Core Bond Fund, and Legg Mason U.S. Government Money Market Portfolio held no voting securities during the period covered by this report.  No records are attached.

Legg Mason High-Yield

Issuer	Symbol	CUSIP	Meeting Date	Matter Voted On	Proposed by (I)ssuer or (S)hrhldr	Vote Cast?	How Voted	For/Against Mgmt
Washington Group International	WGI	938862208	04/28/04

Approve an amendment to the Company’s Certificate of Incorporation to eliminate the classified board.  We view the removal of the classified board as a positive move on the part of the board to remove the possibility of entrenching by virtue of staggering the re-election periods.

					I	Yes	For	For
Washington Group International	WGI	938862208	04/28/04	Election of directors	I	Yes	For	For
Washington Group International	WGI	938862208	04/28/04	Ratify External Auditors	I	Yes	For	For
Washington Group International	WGI	938862208	04/28/04

Proposal to approve the Company’s 2004 Equity Incentive Plan.  The plan has set the number of shares that may be awarded at 2,400,000, the stock options are to be granted at 100% of fair market value with no repricings and the plan is governed by an independent committee.

					I	Yes	For	For

The Proxy Voting Record for Legg Mason High Yield Portfolio is attached.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Income Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President of Legg Mason Income Trust, Inc.

Date:	August 24, 2004